SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.7%
	Banks — 5.1%
	Banks — 5.1%
	BNP Paribas SA	273,086	$ 17,200,071
	United Overseas Bank Ltd.	554,100	11,472,050
			28,672,121
	Capital Goods — 7.6%
	Electrical Equipment — 4.5%
	ABB Ltd.	331,253	13,019,921
	Schneider Electric SE	68,779	12,493,101
	Industrial Conglomerates — 2.5%
	Hitachi Ltd.	227,600	14,031,876
	Trading Companies & Distributors — 0.6%
	Ashtead Group plc	45,358	3,135,996
			42,680,894
	Commercial & Professional Services — 7.0%
	Commercial Services & Supplies — 4.6%
	Daiei Kankyo Co. Ltd.	538,200	9,440,273
	Tetra Tech, Inc.	35,362	5,790,174
	Waste Connections, Inc.	72,460	10,356,708
	Professional Services — 2.4%
	Recruit Holdings Co. Ltd.	265,200	8,386,345
[a]	Visional, Inc.	96,000	5,282,511
			39,256,011
	Consumer Discretionary Distribution & Retail — 3.3%
	Broadline Retail — 3.3%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	220,575	18,384,926
			18,384,926
	Consumer Durables & Apparel — 2.1%
	Household Durables — 1.6%
	Sony Group Corp.	103,183	9,271,060
	Textiles, Apparel & Luxury Goods — 0.5%
	LVMH Moet Hennessy Louis Vuitton SE	1,418	1,335,339
[a]	On Holding AG Class A	41,878	1,381,974
			11,988,373
	Consumer Services — 3.8%
	Hotels, Restaurants & Leisure — 3.8%
	McDonald’s Corp.	22,622	6,750,631
[a,b]	Meituan Class B	960,877	14,996,842
			21,747,473
	Consumer Staples Distribution & Retail — 6.4%
	Consumer Staples Distribution & Retail — 6.4%
	Alimentation Couche-Tard, Inc.	214,996	11,024,479
	Costco Wholesale Corp.	20,982	11,296,289
	Seven & i Holdings Co. Ltd.	325,700	14,005,811
			36,326,579
	Financial Services — 3.2%
	Capital Markets — 0.2%
	B3 SA - Brasil Bolsa Balcao	455,395	1,389,525
	Financial Services — 3.0%
[a,b]	Adyen NV	3,399	5,881,716
	Edenred	41,745	2,794,169
	Fidelity National Information Services, Inc.	148,601	8,128,475
			18,193,885
	Food, Beverage & Tobacco — 4.0%
	Food Products — 4.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Danone SA	68,463	$ 4,194,043
	Nestle SA	151,605	18,225,460
			22,419,503
	Health Care Equipment & Services — 4.9%
	Health Care Equipment & Supplies — 4.9%
	Alcon, Inc.	145,579	12,052,292
[a]	Inspire Medical Systems, Inc.	34,317	11,140,671
	Olympus Corp.	276,500	4,342,139
			27,535,102
	Household & Personal Products — 5.3%
	Personal Care Products — 5.3%
	Estee Lauder Cos., Inc. Class A	37,770	7,417,273
[a]	Kenvue, Inc.	100,000	2,642,000
	L’Oreal SA	34,511	16,083,909
	Shiseido Co. Ltd.	80,000	3,599,847
			29,743,029
	Insurance — 1.2%
	Insurance — 1.2%
	AIA Group Ltd.	675,500	6,818,791
			6,818,791
	Materials — 3.3%
	Chemicals — 2.5%
	Air Liquide SA	10,381	1,860,017
	Linde plc	19,709	7,516,510
	OCI NV	214,146	5,133,866
	Metals & Mining — 0.8%
	Norsk Hydro ASA	738,514	4,389,692
			18,900,085
	Media & Entertainment — 3.3%
	Entertainment — 0.3%
	Nintendo Co. Ltd.	31,200	1,414,536
	Interactive Media & Services — 3.0%
	Tencent Holdings Ltd.	404,600	17,121,664
			18,536,200
	Pharmaceuticals, Biotechnology & Life Sciences — 13.0%
	Biotechnology — 2.4%
[a]	BioMarin Pharmaceutical, Inc.	76,390	6,621,485
[a,b]	Innovent Biologics, Inc.	1,810,500	6,839,051
	Life Sciences Tools & Services — 2.9%
	Lonza Group AG	14,665	8,739,524
[a,b]	Wuxi Biologics Cayman, Inc.	1,567,500	7,511,437
	Pharmaceuticals — 7.7%
	Novartis AG	100,227	10,078,130
	Novo Nordisk A/S Class B	105,070	16,928,843
	Roche Holding AG	55,042	16,819,157
			73,537,627
	Semiconductors & Semiconductor Equipment — 4.0%
	Semiconductors & Semiconductor Equipment — 4.0%
[a]	Enphase Energy, Inc.	31,727	5,313,638
	NVIDIA Corp.	37,107	15,697,003
	Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	1,350,094
			22,360,735
	Software & Services — 5.4%
	Software — 5.4%
	Constellation Software, Inc.	6,276	13,003,294
[a]	Kinaxis, Inc.	12,069	1,724,598
	SAP SE	117,578	16,055,607
			30,783,499

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Technology Hardware & Equipment — 1.6%
	Electronic Equipment, Instruments & Components — 1.6%
	Halma plc	139,951	$ 4,047,087
	Keyence Corp.	10,700	5,031,325
			9,078,412
	Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 1.4%
	Orange SA	690,644	8,065,359
	Wireless Telecommunication Services — 2.1%
	Vodafone Group plc Sponsored ADR	1,238,734	11,706,036
			19,771,395
	Transportation — 3.0%
	Ground Transportation — 3.0%
	Canadian Pacific Kansas City Ltd.	212,244	17,142,948
			17,142,948
	Utilities — 2.7%
	Electric Utilities — 2.7%
	Enel SpA	1,270,062	8,548,182
	Iberdrola SA	505,414	6,590,520
			15,138,702
	Total Common Stock (Cost $503,647,467)		529,016,290
	Exchange-Traded Funds — 0.5%
	KraneShares Global Carbon Strategy ETF	73,697	2,794,590
	Total Exchange-Traded Funds (Cost $2,682,570)		2,794,590
	Short-Term Investments — 7.4%
[c]	Thornburg Capital Management Fund	4,205,631	42,056,310
	Total Short-Term Investments (Cost $42,056,310)		42,056,310
	Total Investments — 101.6% (Cost $548,386,347)		$573,867,190
	Liabilities Net of Other Assets — (1.6)%		(9,180,050)
	Net Assets — 100.0%		$564,687,140

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $35,229,046, representing 6.24% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2023 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$21,444,036	$177,358,231	$(156,745,957)	$-	$-	$42,056,310	$1,155,060